Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified								12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Foreign currency borrowings INR	Mar. 31, 2012 Foreign currency borrowings INR	Mar. 31, 2013 Local currency borrowings INR	Mar. 31, 2012 Local currency borrowings INR	Mar. 31, 2013 Lower tier II capital INR	Mar. 31, 2012 Lower tier II capital INR
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital under RBI regulatory guidelines								60,470.0	36,500.0
Other long term debt	$ 2,262.5	123,352.2	67,310.1	49,586.9	31,033.8	73,765.3	36,276.3	102,235.7	51,829.3